Exchanged/Held-For-Exchange Animal Health Business - Summary of Main Items Included in Net Income/(Loss) of Held-for-Exchange Animal Health Business (Parenthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Boehringer Ingelheim's Consumer Healthcare business [member]
Disclosure of net income loss of held for exchange animal health business [line items]
Consideration received	€ 10,557